Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Tax prepayments	¥ 261,943	$ 35,886	¥ 281,662
Prepaid expenses	16,882	2,313	23,633
Rental and other deposits	12,801	1,754	13,843
Receivables from third-party payment platform	31,720	4,346	29,430
Other receivables	13,595	1,862	11,991
Prepaid expenses and other current assets	¥ 336,941	$ 46,161	¥ 360,559